Fair Value Measurements and Fair Value of Instruments (Details) - Schedule of assets that are measured at fair value on a recurring basis - EQRx, INC. [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash equivalents:
Amortized Costs	$ 498,112	$ 487,682
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate Fair Value	498,112	487,682
Level 1 [Member] | Money Market Funds [Member]
Cash equivalents:
Amortized Costs	144,347	361,087
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate Fair Value	$ 144,347	$ 361,087
Fair Value Level	Level 1	Level 1
Level 2 [Member] | Commercial Paper [Member]
Cash equivalents:
Amortized Costs	$ 353,765	$ 94,536
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate Fair Value	$ 353,765	$ 94,536
Fair Value Level	Level 2	Level 2
Level 2 [Member] | Commercial bonds [Member]
Cash equivalents:
Amortized Costs		$ 32,059
Gross Unrealized Gain
Gross Unrealized Loss
Aggregate Fair Value		$ 32,059
Fair Value Level		Level 2